INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Biological assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Biological assets
Biological assets at beginning of the year	$ 2,315,838	$ 965,728	$ 270,579
Initial recognition and changes in the fair value of biological assets at the point of harvest	6,388,030	2,826,255	716,741
Decrease due to harvest	(41,725,013)	(22,867,344)	(986,433)
Cost incurred during the year	32,383,664	25,718,762	1,234,733
Exchange differences	694,794	(4,327,563)	(269,892)
Biological assets at year ended June 30	57,313	2,315,838	965,728
Soybean
Biological assets
Biological assets at beginning of the year	54,162	105,101	237,723
Initial recognition and changes in the fair value of biological assets at the point of harvest	3,539,061	981,551	198,932
Decrease due to harvest	(14,603,376)	(1,171,276)	(447,132)
Cost incurred during the year	10,888,076	252,504	284,951
Exchange differences	122,077	(113,718)	(169,373)
Biological assets at year ended June 30		54,162	105,101
Corn
Biological assets
Biological assets at beginning of the year	27,646	271,754	32,856
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,088,089	250,443	252,056
Decrease due to harvest	(1,879,552)	(758,342)	(252,372)
Cost incurred during the year	756,821	417,586	314,950
Exchange differences	6,996	(153,795)	(75,736)
Biological assets at year ended June 30		27,646	271,754
Wheat
Biological assets
Biological assets at beginning of the year	2,230,959
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,601,002
Decrease due to harvest	(24,975,796)
Cost incurred during the year	20,623,599
Exchange differences	564,649
Biological assets at year ended June 30	44,413	2,230,959
Wheat
Biological assets
Biological assets at beginning of the year	22,311	45,639	0
Initial recognition and changes in the fair value of biological assets at the point of harvest		284,903	202,543
Decrease due to harvest		(484,044)	(227,303)
Cost incurred during the year		241,610	87,615
Exchange differences		(65,797)	(17,216)
Biological assets at year ended June 30		22,311	45,639
HB4 Wheat
Biological assets
Biological assets at beginning of the year	2,208,648	509,184	0
Initial recognition and changes in the fair value of biological assets at the point of harvest		531,712
Decrease due to harvest		(4,732,443)
Cost incurred during the year		7,053,929	509,184
Exchange differences		(1,153,734)
Biological assets at year ended June 30		2,208,648	509,184
Sunflower
Biological assets
Initial recognition and changes in the fair value of biological assets at the point of harvest	31,042
Decrease due to harvest	(63,150)
Cost incurred during the year	31,812
Exchange differences	296
Barley
Biological assets
Biological assets at beginning of the year	3,071	34,050	0
Initial recognition and changes in the fair value of biological assets at the point of harvest	128,836	35,847	63,210
Decrease due to harvest	(203,139)	(87,065)	(59,626)
Cost incurred during the year	83,356	37,115	38,033
Exchange differences	776	(16,876)	(7,567)
Biological assets at year ended June 30	12,900	3,071	34,050
HB4 Soy
Biological assets
Biological assets at beginning of the year		0
Initial recognition and changes in the fair value of biological assets at the point of harvest		741,799
Decrease due to harvest		(15,634,174)
Cost incurred during the year		17,716,018
Exchange differences		$ (2,823,643)
Biological assets at year ended June 30			$ 0
Joint operation in producing grain crops | Rizobacte Argentina and Espartina
Biological assets
In-kind contributions	$ 1,600,000